CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 11,739	$ 43,831
Restricted cash	31,511	44,182
Amounts due from related parties	7	16,428
Trade and other receivables	10,837	20,535
Contract assets	728	731
Inventories	467	626
Assets classified as held for sale	1,473	48,387
Current Assets	56,762	174,720
Non-current assets:
Property, plant and equipment	460	684
Investment property	4,049	1,815
IPP solar parks	261,113	353,050
Right-of-use assets	48,553	34,743
Intangible assets	59	85
Interests in associates	1,743	2,333
Amounts due from related parties	5,021	5,050
Deferred tax assets	12,726	32,382
Other non-current assets	14,868	15,098
Non-current Assets	348,592	410,497
Total assets	405,354	585,217
Current liabilities:
Trade and other payables	29,459	31,972
Amounts due to related parties	85	211
Taxes payable	270	11,806
Borrowings	54,875	49,700
Other current liabilities		130,323
Long term Liability-Lease-current portion	3,745
Liabilities directly associated with assets classified as held for sale	1,674	336
Total current liabilities	90,108	224,348
Non-current liabilities:
Borrowings	147,997	207,057
Long term Liability-Lease	44,859
Other non-current liabilities	82,983	72,446
Deferred tax liabilities	2,344	3,159
Total non-current liabilities	278,183	282,662
Total liabilities	368,291	507,010
Total assets less total liabilities	37,063	78,207
Equity:
Share capital	8	8
Reserves	36,991	73,178
Equity attributable to owners of the Company	36,999	73,186
Non-controlling interests	64	5,021
Total equity	37,063	78,207
Total liabilities and equity	$ 405,354	$ 585,217